UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  JGE Capital Management, LLC
Address:               600 Montgomery Street, 36th Fl.
                       San Francisco, CA 94111

Form 13F File Number: 28-11971
                      --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Douglas K. Edwards
Title:                 Chief Financial Officer
Phone:                 415-675-3200

Signature, Place, and Date of Signing:


/s/ Douglas K. Edwards           San Francisco, CA          August 10, 2009
------------------------------   -----------------------   ---------------------
Douglas K. Edwards
Chief Financial Officer


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Included Managers:

No.  Form 13F  File Number    Name
---  ----------------------   ----
1    28-11242                 East Peak Partners, L.P.



                                      FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     1
                                             -----------
Form 13F Information Table Entry Total:               10
                                             -----------

Form 13F Information Table Value Total:          246,694
                                             -----------
                                              (thousands)

                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------               -------------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CROWN CASTLE INT'L CORP      COM         228227 10 4  103,286   4,300,000   SH      SOLE       1        4,300,000
CROWN CASTLE INT'L CORP      COM         228227 10 4      480      20,000   SH      SOLE     NONE          20,000
DOMINOS PIZZA, INC.          COM         25754A 20 1    3,371     450,000   SH      SOLE       1          450,000
HEALTHSOUTH CORP             COM         421924 10 1   49,818   3,450,000   SH      SOLE       1        3,450,000
HEALTHSOUTH CORP             COM         421924 10 1      866      60,000   SH      SOLE     NONE          60,000
HERBALIFE LTD                COM         G4412G 10 1   31,540   1,000,000   SH      SOLE       1        1,000,000
INTERCONTINENTAL
 HOTELS GROUP PLC            ADR         45857P 30 1    1,031     100,000   SH      SOLE       1          100,000
SBA COMMUNICATIONS CORP.     COM         78388J 10 6   36,810   1,500,000   SH      SOLE       1        1,500,000
RISKMETRICS GROUP, INC.      COM         767735 10 3   16,777     950,000   SH      SOLE       1          950,000
TRANSDIGM GROUP INC.         COM         893641 10 0    2,715      75,000   SH      SOLE       1           75,000
                                                     --------
                                                      246,694
                                                     ========